Warrants (Details) - Schedule of black–scholes option price model - $ / shares	12 Months Ended
	Dec. 31, 2021	Mar. 24, 2021
Merger and Acquisition (“M&A”) Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)	54.96%	63.20%
Risk-free interest rate (%)	0.66%	0.24%
Expected Life (years)	1 year 9 months 14 days	2 years 6 months
Value per share	$ 0.17	$ 0.45
Exercise price (U.S. dollars per share)	$ 7.9888	$ 6.1248
IPO Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)	56.21%	55.81%
Risk-free interest rate (%)	1.26%	0.81%
Expected Life (years)	4 years 3 months 14 days	5 years
Value per share	$ 0.85	$ 1.32
Exercise price (U.S. dollars per share)	$ 6.1248	$ 7.9888